Other Liabilities (Other Liabilities Reconciliation) (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Noncurrent liabilities-
Income tax reserves	$ 3,189	$ 2,527
Excess 401(k) Plus Plan	1,673	1,501
Disability benefits	699	890
Derivative liabilities	126	78
Special restructuring actions	440	430
Workforce reductions	500	473
Deferred taxes	1,741	448
Other taxes payable	186	24
Environmental accruals	231	216
Warranty accruals	171	167
Asset retirement obligations	129	127
Aquistition-related accruals	205	35
Other	644	691
Total	$ 9,934	$ 7,607